DESCRIPTION OF THE PLAN	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Description of Plan [Line Items]
DESCRIPTION OF THE PLAN
DESCRIPTION OF THE PLAN
    The following description of the ITT Retirement Savings Plan (the "Plan") is provided for general information purposes only. Participants should refer to the Plan document for more complete information.
General
    The Plan is a defined contribution plan covering substantially all U.S. employees of ITT Inc. (the "Company"). The Benefits Administration Committee, consisting of certain executive officers and employees of the Company, controls and manages the operation and administration of the Plan. Empower Trust Company (the "Trustee") is the trustee of the Plan and Empower Retirement serves as the Plan recordkeeper (the "recordkeeper").
    The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), and the Internal Revenue Code ("IRC").
Eligibility
    Certain full-time salaried and hourly U.S. and non-U.S. citizen employees of the Company are eligible to participate upon hire in the continental U.S. Certain part-time and temporary U.S. citizen employees are eligible to participate upon completion of one year of service in the continental U.S. One year of service is defined as completion of at least 1,000 hours of service in the continental U.S. in the twelve-month period beginning on the date the employee was hired by the Company, or at least 1,000 hours of service in the course of any calendar year after the calendar year in which the employee was hired.
Eligible employees are automatically enrolled in the Plan with a pre-tax contribution rate of 6% of eligible pay. As part of the automatic enrollment, employee contribution rates are automatically increased by 1% each year until they reach 15% of eligible pay. If an employee is automatically enrolled in the Plan, they may decline participation in the Plan, change the contribution rate from 6%, or modify the automatic escalation. The following description of the ITT Retirement Savings Plan (the "Plan") is provided for general information purposes only.
Participant Contributions
    Participants are permitted to contribute 1% to 50% of their pre-tax or after-tax eligible pay during each pay period, subject to certain IRC limitations. Eligible pay is defined as base salary and any other compensation, such as overtime, shift differentials, regular commissions, regularly occurring incentive pay and differential wage payments, but does not include the cost of any public or private employee benefit plan, foreign service allowances, special bonuses or commissions, and other special pay or allowances of a similar nature.
    Participants may elect to make pre-tax or after-tax contributions to the Plan and may direct those contributions into any investment option available within the Plan. In 2025, the maximum annual pre-tax contributions to the Plan was $23,500, except for participants who were "catch-up" eligible by December 31, 2025. Participants aged 50 - 59 or 64 and above as December 31, 2025 could elect to make an additional pre-tax "catch-up" contribution, not to exceed $7,500, during the calendar year. Participants aged 60 - 63 as of December 31, 2025 could elect to make an additional pre-tax "catch-up" contribution, not to exceed $11,250, during the calendar year. Participants may also contribute rollover amounts to the Plan representing distributions from other qualified defined benefit or defined contribution plans.
    Participants are also able to make Roth 401(k) contributions. Roth 401(k) contributions are made on an after-tax basis. Roth 401(k) contributions are eligible for Company matching contributions. The combined Roth 401(k) and pre-tax 401(k) contributions cannot exceed the annual IRS or Plan limits specified above. Distributions from the Roth 401(k) account are free from income tax, as long as it has been at least five tax years since the participant first made a Roth contribution to the Plan and the participant is at least age 59 1/2.
Employer Contributions
    The Company generally makes a "matching" contribution equal to 50% of each participant’s elected contribution, up to 6% of eligible pay, except for unionized employees at the Flow Technologies Seneca Falls facility (formerly the Industrial Process Seneca Falls facility), who are eligible for a "matching" company contribution equal to 100% of each participant's elective contributions, up to 3% of eligible pay. The Company also generally provides a "core" contribution of 3% of eligible pay to participants whose age plus years of service as of January 1st of each year is less than 50 and a "core" contribution equal to 4% of eligible pay to participants whose age plus years of service is 50 or greater. Certain unionized employees at the Flow Technologies Seneca Falls facility are eligible for a "core" contribution of 6% of eligible pay.
Participant Accounts
    Each participant has an individual account, which is maintained by the Plan's recordkeeper, reflective of the participant’s contributions and withdrawals, the Company’s contributions, the participant's share of investment gains and losses based on the participant's investment election, and an allocation of Plan administrative expenses. Plan recordkeeping fees are $11.00 per quarter and administrative fees are $9.00 per quarter. Recordkeeping fees are renegotiated every three years and administrative fees are reviewed annually.
Investments
    Participants direct the investment of their account balance into various investment options offered by the Plan. The Plan currently offers collective trust funds ("CTs"), mutual funds, separate accounts, a separately managed ITT Stock Fund, and a self-directed brokerage account as investment options for participants. The ITT Stock Fund has been designated as an Employee Stock Ownership Plan ("ESOP"). Under the terms of the ESOP, plan participants are given the option to make an election regarding the dividends on all contributions (participant and company) that are invested in the ITT Stock Fund. These dividends, when declared, can either be reinvested in the Plan or paid in cash on a quarterly basis. Participants are allowed to invest a maximum of 20% of their total plan account balance in the ITT Stock Fund. On a daily basis, participants may transfer amounts between investment options subject to certain restrictions and fees.
    Participants are entitled to exercise voting rights on the shares of ITT common stock held in the ITT Stock Fund. Prior to each annual or certain special meetings of ITT shareholders, the Trustee is required to notify participants of such voting rights and request instructions on how to vote shares held in the participant accounts. Once instructions are received, the Trustee votes whole and proportional shares as authorized. Shares with no valid voting instructions are voted in the same manner and in the same proportion as the shares that are voted.
    Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Due to the level of risk associated with certain investment securities held by the Plan, it is reasonably possible that values realized at the time of sale could materially differ from amounts reported in the financial statements and materially affect participants' account balances.
Vesting
    Participants are immediately vested in their contributions and Company contributions, plus actual earnings thereon.
Notes Receivable from Participants
    The Plan allows participants to borrow from their accounts subject to certain limitations. Participants may have up to two loans outstanding at the same time and may borrow in increments of $1,000 up to an aggregate maximum equal to the lesser of $50,000 or 50% of their account balance. The loans are secured by the balance in the participant’s account and accrue interest at a rate equal to prime plus 1%. General purpose loan terms range from one to 60 months. If the loan is used for the purchase of a primary residence, the loan term can be for a period of up to 180 months. Principal and interest are paid ratably through payroll deductions. A terminated participant is permitted to continue making loan repayments after separation and may either pay the loan in full, continue to make loan payments or default. If an active or terminated participant defaults, the outstanding loan balance is considered a taxable distribution. No new loans can be requested after termination of employment. Outstanding loans at December 31, 2025 have interest rates ranging from 4.25% to 9.50% maturing at various dates through 2040.
Payment of Benefits
    Upon termination of employment (including death, disability or retirement), if account balances are $1,000 or less, the participant or surviving beneficiary will receive a lump sum distribution. If account balances are greater than $1,000 but less than or equal to $7,000, and payment is not requested within 90 days following termination, account balances will be rolled over to an Individual Retirement Account ("IRA") in the participant's name at Inspira Financial Trust, LLC. If account balances exceed $7,000, the participant or surviving beneficiary may elect to leave the benefits in the Plan or have the benefits distributed through a lump sum, take installment distributions not to exceed a period longer than his or her life expectancy, or direct a rollover of the account balance to another qualified plan or IRA. Participants reaching age 73 in 2025 must take their first required minimum distribution by April 1, 2026.
Plan Transfer
In July 2024, the Company completed the sale of its Wolverine Advanced Materials (Wolverine) business. In connection with the divestiture, residual assets totaling $69,845 were transferred out of the Plan on March 13, 2025.
Plan Termination
    Although it has not expressed any intention to do so, the Company has the right under the Plan, in certain circumstances, to discontinue its contributions at any time and to terminate the Plan subject to the provisions set forth in ERISA. In the event that the Plan is terminated, participant balances would become immediately vested.